Risk management - Disclosure of concentrations, credit with mortgage guarantee to households for house acquisition (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial assets	€ 193,716	€ 163,853	€ 176,554
Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	63,688	62,324	59,605
Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,088	1,860	1,850
With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	63,400	61,905	59,218
With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	1,064	€ 1,745	€ 1,775
Less than or equal to 40% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	17,877
Less than or equal to 40% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	132
More than 40% and less than or equal to 60% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	20,617
More than 40% and less than or equal to 60% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	192
More than 60% and less than or equal to 80% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	20,225
More than 60% and less than or equal to 80% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	220
More than 80% and less than or equal to 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	3,294
More than 80% and less than or equal to 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	181
More than 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain
Disclosure of credit risk exposure [line items]
Financial assets	1,387
More than 100% | With mortgage guarantee | Gross carrying amount | Home purchase loans | Spain | Credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	€ 339